Capital Stock and Long-term Retention Plan - Capital Stock (Details) $ / shares in Units, shares in Thousands, $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2021 USD ($) shares	Dec. 31, 2021 MXN ($) item $ / shares shares	Dec. 31, 2020 MXN ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($) shares
Classes of share capital
Number of classes of capital stock | item		4
Number of shares in each CPO		117
Number of CPOs in each GDS		5
Authorized (in shares)		352,134,000
Total number of shares issued		352,134,000
Repurchased (in shares)	5,173,200
Held by trust (in shares)		(22,838,100)
Outstanding (in shares)		329,295,900	325,992,500		337,244,300
Shares in the form of CPOs, Authorized and Issued		290,849,700
Shares in the form of CPOs, Held by trust		17,158,600
Shares in the form of CPOs, Outstanding		273,691,100
Shares not in the form of CPOs, Authorized and Issued		61,284,300
Shares not in the form of CPOs, Held by trust		5,679,500
Shares not in the form of CPOs, Outstanding		55,604,800
Issued capital | $		$ 4,836,708	$ 4,907,765
Authorized capital | $		$ 2,423,549
Shares repurchased	$ 44.2		$ 195,597		$ 1,385,750
Series "A" Shares
Classes of share capital
Par value of shares | $ / shares		$ 0
Number of shares in each CPO		25
Authorized (in shares)		121,073,900
Total number of shares issued		121,073,900
Held by trust (in shares)		(6,988,900)
Outstanding (in shares)		114,085,000	113,019,200		116,223,900
Series "B" Shares
Classes of share capital
Par value of shares | $ / shares		$ 0
Number of shares in each CPO		22
Authorized (in shares)		57,046,900
Total number of shares issued		57,046,900
Held by trust (in shares)		(5,583,400)
Outstanding (in shares)		51,463,500	50,928,500		52,852,800
CPOs
Classes of share capital
Authorized (in shares)		2,485,900
Total number of shares issued		2,485,900
Held by trust (in shares)		(146,700)
Outstanding (in shares)		2,339,200	2,314,900		2,402,400
Shares in the form of CPOs, Repurchased			616,000
Shares repurchased | $				$ 5.3
Series "D" Shares
Classes of share capital
Par value of shares | $ / shares		$ 0
Number of shares in each CPO		35
Authorized (in shares)		87,006,600
Total number of shares issued		87,006,600
Held by trust (in shares)		(5,132,900)
Outstanding (in shares)		81,873,700	81,022,400		84,083,800
Series "L" Shares
Classes of share capital
Par value of shares | $ / shares		$ 0
Number of shares in each CPO		35
Authorized (in shares)		87,006,600
Total number of shares issued		87,006,600
Held by trust (in shares)		(5,132,900)
Outstanding (in shares)		81,873,700	81,022,400		84,083,800